Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Financial Instruments
Schedule of financial instruments, measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2015 (in thousands):

	Fair Value Measurements
		(RMB)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Time deposits-short term	14,593,291	14,593,291	—
Time deposits-long term	1,110,000	1,110,000	—
Available-for-sale securities	1,136,073	1,136,073	—
Held-to-maturity securities-fixed rate investments	153,522	—	153,522
Other short-term investments	4,859,977	—	4,859,977

Total	21,852,863	16,839,364	5,013,499

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2016 (in thousands):

	Fair Value Measurements
		(RMB)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Time deposits-short term	19,361,098	19,361,098	—
Time deposits-long term	550,000	550,000	—
Available-for-sale securities	855,728	855,728	—
Other short-term investments	11,582,116	—	11,582,116

Total	32,348,942	20,766,826	11,582,116